Other non-current assets	12 Months Ended
Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Other non current assets
Other non-current assets

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Deferred tax effect of internal transfer of assets – net of current portion	102.0	111.1
Loan fee	15.4	14.4
Other	2.0	2.7
Total other non-current assets	119.4	128.2